REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2018
REDEEMABLE NONCONTROLLING INTERESTS.
Schedule of redeemable noncontrolling interests

	2017	2018	2018
	RUB	RUB	$
RNCI related to the DRs acquired by the senior employees	2,497	3,554	51.1
RNCI related to the options to acquire DRs	7,324	9,203	132.5
RNCI recognized in connection with the business combinations	—	278	4.0
Total redeemable noncontrolling interests	9,821	13,035	187.6